Stock Compensation Plans - RSU, PRS and Cash RSU Activity (Detail) shares in Thousands	12 Months Ended
Dec. 31, 2019 $ / shares shares
RSU's [Member]
Number of Shares
Beginning balance (in shares) | shares	448
Granted (in shares) | shares	230
Vested (in shares) | shares	(164)
Forfeited (in shares) | shares	(17)
Ending balance (in shares) | shares	497
Weighted Average Grant Date Fair Value Per Share
Beginning balance (in dollars per share) | $ / shares	$ 125.99
Granted (in dollars per share) | $ / shares	128.98
Vested (in dollars per share) | $ / shares	116.80
Forfeited (in dollars per share) | $ / shares	130.85
Ending balance (in dollars per share) | $ / shares	$ 130.24
Restricted Stock [Member]
Number of Shares
Beginning balance (in shares) | shares	162
Granted (in shares) | shares	62
Vested (in shares) | shares	(54)
Forfeited (in shares) | shares	(2)
Ending balance (in shares) | shares	168
Weighted Average Grant Date Fair Value Per Share
Beginning balance (in dollars per share) | $ / shares	$ 132.96
Granted (in dollars per share) | $ / shares	137.82
Vested (in dollars per share) | $ / shares	119.81
Forfeited (in dollars per share) | $ / shares	138.97
Ending balance (in dollars per share) | $ / shares	$ 138.96
Cash RSU's [Member]
Number of Shares
Beginning balance (in shares) | shares	92
Granted (in shares) | shares	37
Vested (in shares) | shares	(32)
Forfeited (in shares) | shares	(2)
Ending balance (in shares) | shares	95
Weighted Average Grant Date Fair Value Per Share
Beginning balance (in dollars per share) | $ / shares	$ 132.23
Granted (in dollars per share) | $ / shares	126.35
Vested (in dollars per share) | $ / shares	134.68
Forfeited (in dollars per share) | $ / shares	132.32
Ending balance (in dollars per share) | $ / shares	$ 126.35